Management of financial risk - Movements in the impairment loss allowance of contract assets of implementation service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	¥ (82,340)
End of the year	(59,852)	¥ (82,340)
Credit risk | Trade receivable and contract asset
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(125,318)	(97,243)
Additions of impairment loss	(18,715)	(71,061)	¥ (118,943)
Recovery of amounts written off previously	(9,980)
Write-off	37,156	42,986	67,644
Exchange difference	(42)
End of the year	¥ (116,899)	¥ (125,318)	¥ (97,243)